Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Long-Term Debt [Abstract]
Components of Long-term debt

	June 24, 2012	December 25, 2011

First lien senior secured notes	$226,767	$228,228
Second lien senior secured notes	149,439	96,781
ABL facility	42,500	—
Capital lease obligations	6,617	7,530
6.0% convertible senior secured notes	3,410	181,098
4.25% convertible notes	2,244	2,211

Total long-term debt	430,977	515,848
Less current portion	(5,733)	(6,107)

Long-term debt, net of current portion	$425,244	$509,741

	December 25, 2011	December 26, 2010
First lien notes	$228,228	$—
6.00% convertible notes	181,098	—
Second lien notes	96,781	—
Capital lease obligations	7,530	9,159
4.25% convertible senior notes	2,211	313,414
Term loan	—	93,750
Revolving credit facility	—	100,000

Total long-term debt	515,848	516,323
Current portion	(6,107)	(508,793)

Long-term debt, net of current portion	$509,741	$7,530

Contractual maturities of long-term debt obligations

2012	$4,494
2013	2,250
2014	2,250
2015	2,250
2016	316,000
Thereafter	278,096

$605,340